Lease Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Lease Liabilities
Lease liabilities

The evolution of lease liabilities in 2019 was as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2018	—
First application impacts due to accounting changes (Note 2)	7,705
Additions	1,474
Principal and interests payments	(1,654)
Principal payments	(1,518)
Interests payments	(185)
Minus: Payments of companies held for sale and sold companies during 2019	49
Disposals	(261)
Exclusion of companies	(121)
Accrued interests	199
Translation differences	23
Transfers and others	(139)
Balance at 12/31/2019	7,226

"Additions" includes fixed asset sale and leaseback transactions, which amounted to 190 million euros (see Note 2). The gain recorded in 2019 for sale and leaseback transactions amounts to 313 million euros.

"Transfers and others" includes the transfer to "Liabilities associated with non-current assets classified as held for sale" of the lease liabilities of Telefónica de Costa Rica which amounted to127 million euros (see Note 30).
“Exclusion of companies” in 2019 correspond to the sale of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá amounting to 74 and 47 million euros, respectively.
There are commitments for leases not started at December 31, 2019 amounting to 63 million euros.

The maturity schedule of lease liabilities at December 31, 2019 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2020	2021	2022	2023	2024	Subsequent years	Non-current total	Total
Lease liabilities	1,600	1,312	943	892	577	1,902	5,626	7,226